RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Risk and Uncertainty [Line Items]
RISKS AND UNCERTAINTIES

NOTE 6 - RISKS AND UNCERTAINTIES

The Plan invests in various investment securities. Investment securities are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of the investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.

POWERFLEET, INC. 401(k) PLAN (FORMERLY I.D. SYSTEMS, INC. 401(k) PLAN)

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 and 2024